Supplement to the
Fidelity® Strategic Real Return Fund
December 17, 2008
Prospectus

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 28.

Christopher Sharpe is co-manager of Strategic Real Return Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Ms. Bewick, as well as the managers of the central funds and subportfolios in which the fund is invested as of the date of this prospectus.

RRS-09-01 June 12, 2009
1.820982.109

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Class A, Class T, Class B, and Class C
December 17, 2008
Prospectus

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 29.

Christopher Sharpe is co-manager of Advisor Strategic Real Return Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Ms. Bewick, as well as the managers of the central funds and subportfolios in which the fund is invested as of the date of this prospectus.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 35.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

ARRS-09-01 June 12, 2009
1.820981.111

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity® Advisor Strategic Real Return Fund
Institutional Class
December 17, 2008
Prospectus

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 27.

Christopher Sharpe is co-manager of Advisor Strategic Real Return Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Ms. Bewick, as well as the managers of the central funds and subportfolios in which the fund is invested as of the date of this prospectus.

ARRSI-09-01 June 12, 2009
1.820980.108

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
March 25, 2009 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24.

Christopher Sharpe is co-manager of Strategic Dividend & Income Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

SDI-09-01 June 12, 2009
1.791404.112

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
March 25, 2009 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24.

Christopher Sharpe is co-manager of Strategic Dividend & Income Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

ASDI-09-01 June 12, 2009
1.805077.115

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Institutional Class
March 25, 2009 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 23.

Christopher Sharpe is co-manager of Strategic Dividend & Income Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

ASDII-09-01 June 12, 2009
1.805078.112